Summary of significant accounting policies (Details 4)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Araucaria Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Araucária Ltda.
Cajueiro Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Cajueiro Ltda.
Ceibo Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Ceibo Ltda.
Cremaq Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Cremaq Ltda.
Engenho De Maracaju Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Engenho de Maracajú Ltda.
Flamboyant Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Flamboyant Ltda.
Jaborandi Agricola Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Jaborandi Agrícola Ltda.
Jaborandi Propriedades Agricolas S.A. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Jaborandi Propriedades Agrícolas S.A.
Mogno Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Mogno Ltda.
Palmeiras S.A. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%
Description of equity interest		Palmeiras S.A.
Agropecuaria Morot S.A. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%
Description of equity interest		Agropecuaria Morotí S.A.
Amauta Agro S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Principal activity		Brokerage
% of ownership interest held by the Group	[1]	98.57%	98.57%	98.57%
Description of equity interest		Amauta Agro S.A.
FYO Acopio S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Principal activity		Warehousing and brokerage
% of ownership interest held by the Group	[1]	98.57%	98.57%	98.57%
Description of equity interest		FyO Acopio S.A.
FYO Chile Spa. [Member]
Disclosure of associates [line items]
Country		Chile
Principal activity		Brokerage
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		FyO Chile SPA
Agropecuaria Acres Del Sud S.A. [Member]
Disclosure of associates [line items]
Country		Bolivia
Principal activity		Agricultural
% of ownership interest held by the Group	[2]	100.00%	100.00%	100.00%
Description of equity interest		Agropecuaria Acres del Sud S.A.
Ombu Agropecuaria S.A. [Member]
Disclosure of associates [line items]
Country		Bolivia
Principal activity		Agricultural
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Ombú Agropecuaria S.A.
Yatay Agropecuaria S.A. [Member]
Disclosure of associates [line items]
Country		Bolivia
Principal activity		Agricultural
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Yatay Agropecuaria S.A.
Yuchan Agropecuaria S.A. [Member]
Disclosure of associates [line items]
Country		Bolivia
Principal activity		Agricultural
% of ownership interest held by the Group	[2]	100.00%	100.00%	100.00%
Description of equity interest		Yuchán Agropecuaria S.A.
Sedelor S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Principal activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Sedelor S.A.
Codalis S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Principal activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Codalis S.A.
Alafox S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Principal activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Alafox S.A.
Brasilagro-CompanhIa Brasileira de Propriedades Agrícolas [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group	[3]	43.29%	43.29%	43.43%
Description of equity interest		Brasilagro-CompanhIa Brasileira de Propriedades Agrícolas
Sociedad Anonima Carnes Pampeanas S.A [Member]
Disclosure of associates [line items]
Country		Argentina
Principal activity		Agro-industrial
% of ownership interest held by the Group	[2]	100.00%	100.00%	100.00%
Description of equity interest		Sociedad Anónima Carnes Pampeanas S.A.
Futuros Y Opciones.com S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Principal activity		Brokerage
% of ownership interest held by the Group		50.10%	50.10%	59.59%
Description of equity interest		Futuros y Opciones.Com S.A.
Helmir S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Principal activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Helmir S.A.
IRSA Inversiones y Representaciones Sociedad Anónima [Member]
Disclosure of associates [line items]
Country		Argentina
Principal activity		Real State
% of ownership interest held by the Group	[2]	62.35%	63.74%	63.76%
Description of equity interest		IRSA Inversiones y Representaciones Sociedad Anónima
Agropecuaria Morotí S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Principal activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Agropecuaria Santa Cruz S.A.

[1]	Includes interest directly held through Cresud.
[2]	Includes interest indirectly held through Helmir.
[3]	The Group exercises "de facto control" over Brasilagro as a result of (i) the percentage and concentration of voting rights of the Group and the absence of other shareholders with significant voting rights, (ii) the absence of a voting agreement among the other shareholders to vote together as a group, (iii) the record of attendance to Shareholders' Meetings and the record of votes casted by the other shareholders; and (iv) the effective control exercised by the Group to direct Brasilagro's relevant activities through its seat in the Board of Directors. See Note 7 for further information regarding to Brasilagro.